Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 2
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,414,442.10

Principal:
Principal Collections	$23,930,070.57
Prepayments in Full	$16,683,132.02
Liquidation Proceeds	$91,492.34
Recoveries	$0.00

Sub Total	$40,704,694.93

Collections	$45,119,137.03

Purchase Amounts:
Purchase Amounts Related to Principal	$253,814.33
Purchase Amounts Related to Interest	$1,411.14

Sub Total	$255,225.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$45,374,362.50

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 2
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,374,362.50
Servicing Fee	$972,309.58	$972,309.58	$0.00	$0.00	$44,402,052.92
Interest — Class A-1 Notes	$44,804.89	$44,804.89	$0.00	$0.00	$44,357,248.03
Interest — Class A-2 Notes	$143,013.33	$143,013.33	$0.00	$0.00	$44,214,234.70
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$43,943,200.53
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$43,679,214.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,679,214.28
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$43,612,891.61
Second Priority Principal Payment	$8,481,089.13	$8,481,089.13	$0.00	$0.00	$35,131,802.48
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$35,083,135.98
Third Priority Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$12,793,135.98
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$12,733,510.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,733,510.23
Regular Principal Payment	$168,558,645.85	$12,733,510.23	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$45,374,362.50

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$8,481,089.13
Third Priority Principal Payment	$22,290,000.00
Regular Principal Payment	$12,733,510.23

Total	$43,504,599.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of Original
	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$43,504,599.36	$170.61	$44,804.89	$0.18	$43,549,404.25	$170.79
Class A-2 Notes	$0.00	$0.00	$143,013.33	$0.52	$143,013.33	$0.52
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$43,504,599.36	$40.23	$897,453.56	$0.83	$44,402,052.92	$41.06

Ford Credit Auto Owner Trust 2011-A Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 2
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$199,329,734.98	0.7816852	$155,825,135.62	0.6110790
Class A-2 Notes	$276,800,000.00	1.0000000	$276,800,000.00	1.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$1,081,439,734.98	0.9510423	$1,037,935,135.62	0.9127834

Pool Information
Weighted Average APR	4.684%	4.662%
Weighted Average Remaining Term	55.66	54.86
Number of Receivables Outstanding	53,838	52,345
Pool Balance	$1,166,771,501.75	$1,125,789,744.82
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$1,065,963,723.81	$1,028,378,645.85
Pool Factor	0.9570979	0.9234807
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$16,886,846.17
Yield Supplement Overcollateralization Amount	$97,411,098.97
Targeted Overcollateralization Amount	$102,107,222.73
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$87,854,609.20
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A Monthly Investor Report

Collection Period Payment Date Transaction Month	February 2011 3/15/2011 2
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	157	$23,247.67
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$23,247.67
Cumulative Net Losses Last Collection Period		$975.06

Cumulative Net Losses for all Collection Periods		$24,222.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.02%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	0.48%	238	$5,396,876.73
61-90 Days Delinquent	0.02%	13	$270,043.92
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.50%	251	$5,666,920.65

Repossesion Inventory:

Repossesed in the Current Collection Period		10	$232,823.13
Total Repossesed Inventory		12	$304,500.27

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0010%
Current Collection Period			0.0243%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0056%
Current Collection Period			0.0248%
Three Month Average			0.0000%